Shareholder's capital - Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 9,458	$ 8,361
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	2,054	3,070
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	714	593
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	312	436
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Share-based compensation expense	$ 6,378	$ 4,262